Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024
Cash Flows from Operating Activities:
Net loss	$ (4,427,027)	$ (12,450,338)	$ (7,797,339)	$ (7,311,723)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	432,256	470,614		1,194,653
Change in fair value of derivative liabilities		67,039
Changes in operating assets and liabilities:
Prepaid expenses and other receivable	(435,100)	326,960	(36,394)	(149,994)
Prepaid expenses – related party	(1,500,000)		(1,500,000)
Accounts payable – related party	4,435	1,196	(72,076)	(9,333,146)
Other payables and accrued liabilities	69,937	(126,145)	(81,598)	(449,958)
Accrued liability – related party	2,782,667	10,106,666	2,744,000	(18,000)
Franchise tax payable		(4,134)	(200)	(138)
Income tax payables	(40,694)	(50)
Net cash used in operating activities	(3,113,526)	(1,608,192)	(6,743,607)	(16,068,306)
Cash Flows from Investing Activities:
Loan to UPTD as extension note receivable prior to business combination				(112,298)
Cash released from trust account				5,072,945
Net cash used in investing activities				4,960,647
Cash Flows from Financing Activities:
Payments of transactions cost		(52,652)		(1,525,013)
Net proceeds from issuance of common stock through stock purchase agreement	79,491
Proceeds from issuance of common stock for PIPE investment		2,400,000		10,000,000
Net proceeds from issuance of Series A Preferred Stock				9,020,000
Net proceeds from promissory note				300,000
Repayment of promissory note				(300,000)
Payment of redemption payable				(5,072,945)
Proceeds from business combination				726,339
Purchase of treasury stock	(214,477)	(29,462)	(504,905)	(354,440)
Net cash provided by (used in) financing activities	(134,986)	2,317,886	(504,905)	12,793,941
Net Change in Cash	(3,248,512)	709,694	(7,248,512)	1,686,282
Cash at beginning of the period	4,165,428	916,916	9,046,015	2,479,146
Cash at end of the period	916,916	1,626,610	1,797,503	4,165,428
Supplemental Cash Flow Information
Cash paid for income tax	42,366	913	1,600	1,600
Cash paid for interest				2,663
Supplemental Disclosure of Non-cash Financing Activities
Conversion of Series A prefer stock into common stock				5,000,000
Conversion of deferred underwriting commission payable into Series A preferred stock				$ 730,000
Recognition of derivative liabilities upon closing of the PIPE investment		$ 318,316